Accounts receivable, net	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Accounts receivable, net

7.            Accounts receivable, net

(In thousands)	December 31, 2019	December 31, 2020
Accounts receivable	35,137	32,312
Less: Allowance for credit losses	(7,604)	(9,329)
Accounts receivable, net	27,533	22,983

The following table presents movement in the allowance for expected credit loss:

(In thousands)	December 31, 2018	December 31, 2019	December 31, 2020
Balance at beginning of the year	31	7,709	7,604
Additions	7,680	19	1,137
Exchange difference	(2)	(124)	588
Balance at end of the year	7,709	7,604	9,329

The top 10 customers accounted for about 63% and 65% of accounts receivable as of December 31, 2019 and 2020, respectively.